OTHER LONG-TERM LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Provision for warranty	$ 238	$ 215
Deferred taxes	5,381	3,405
Deferred revenues	93	145
Other long-term liabilities	$ 5,712	$ 3,765